Pro Forma Financial Information - Narrative (Detail) £ in Thousands, $ in Thousands, shares in Millions			12 Months Ended
	Aug. 11, 2016 GBP (£) shares	Aug. 01, 2016 USD ($)	Jun. 30, 2016 GBP (£)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Apr. 15, 2016 USD ($)	Jun. 30, 2015 USD ($)
Subsequent Event [Line Items]
Notes payable				$ 104	$ 783		$ 0
Celtique Claim
Subsequent Event [Line Items]
Litigation settlement, amount | £	£ 500		£ 500
Weald ATA, IoW ATA, and Settlement Agreement | UK Oil and Gas Investments
Subsequent Event [Line Items]
Investment owned (in shares) | shares	50.9
Investor | One Stone Exchange Agreement | One Stone
Subsequent Event [Line Items]
Amount due from related party		$ 900
Notes payable						$ 625
Amount of transaction		$ 467